Share Capital, Capital Reserve and Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Capital Reserve and Treasury Shares [Abstract]
Schedule of Ordinary Shares	Except for the voting rights and the conversion rights, the Class A ordinary shares and the Class B ordinary shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.
		Numbers of shares
	Notes	Class A ordinary shares	Class B ordinary shares	Class B treasury shares
As of January 1, 2024		242,765,736	157,842,028	75,684,951
Issued during the year	(i)	12,157,782	—	—

As of December 31, 2024		254,923,518	157,842,028	75,684,951
Issued during the year	(ii)	17,177,087	139,517,423	—
Cancellation of Treasury shares	(iii)	—	—	(70,911,681)
As of December 31, 2025		272,100,605	297,359,451	4,773,270
(i)	During the year ended December 31, 2024, the Company issued 12,157,782 Class A shares at a consideration of US$20,000.

(ii)

During the year ended December 31, 2025, the Company issued 139,517,423 Class B shares at a consideration of US$20,000 for the acquisition of a property from an independent third party. Also, the Company issued 17,177,087 Class A shares in order to settle the consideration payable for an acquisition in previous year.

(iii)	During the year ended December 31, 2025, the Company cancelled 70,911,681 Class B shares which were held by the Company.